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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Para Advisors, LLC
Address:    520 Madison Avenue
            New York, New York  10022

Form 13F File Number:     028-07296

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Harlan Schier
Title:      Chief Financial Officer
Phone:      212-527-7347

Signature, Place, and Date of Signing:

/s/ Harlan Schier         New York, New York              February 14, 2011
------------------        ------------------              -----------------
   [Signature]              [City, State]                       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                  0
                                                            ----------

Form 13F Information Table Entry Total:                            29
                                                            ----------

Form 13F Information Table Value Total:                      $285,948
                                                            ----------
                                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.          Form 13F File Number          Name
     ---          --------------------          ----

     None.

                                                      Para Advisors, LLC.
                                                   Form 13F Information Table
                                                Quarter ended December 31, 2010

                                                         VALUE      SHRS or  SH/  PUT/  INV.  OTHER       VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS     CUSIP    (x$1000)    PRN AMT  PRN  CALL  DISC. MNGRS    SOLE     SHARED  NONE
--------------------------  ---------------  ---------  ---------  --------- ---  ----  ----  -----  --------   ------  ----
AIRGAS INC                     COM            009363102  $ 9,369    150,000  SH         SOLE          150,000
ANADARKO PETE CORP             COM            032511107  $ 3,808     50,000  SH         SOLE           50,000
AON CORP                       COM            037389103  $ 4,601    100,000  SH         SOLE          100,000
APPLE INC                      COM            037833100  $ 6,451     20,000  SH         SOLE           20,000
BECKMAN COULTER INC            COM            075811109  $ 7,523    100,000  SH         SOLE          100,000
CB RICHARD ELLIS GROUP INC     CL A           12497T101  $ 4,096    200,000  SH         SOLE          200,000
CHEMTURA CORP                  COM NEW        163893209  $ 4,794    300,000  SH         SOLE          300,000
ETFS PLATINUM TR               SH BEN INT     26922V101  $ 4,403     25,000  SH         SOLE           25,000
ENSCO PLC                      SPONSORED ADR  29358Q109  $ 8,007    150,000  SH         SOLE          150,000
F M C CORP                     COM NEW        302491303  $ 5,992     75,000  SH         SOLE           75,000
GENERAL MTRS CO                COM            37045V100  $ 4,608    125,000  SH         SOLE          125,000
GOLDMAN SACHS GROUP INC        COM            38141G104  $12,612     75,000  SH         SOLE           75,000
INTERNATIONAL COAL GRP INC N   COM            45928H106  $ 1,935    250,000  SH         SOLE          250,000
IVANHOE MINES LTD              COM            46579N103  $ 2,292    100,000  SH         SOLE          100,000
LABORATORY CORP AMER HLDGS     COM NEW        50540R409  $ 4,396     50,000  SH         SOLE           50,000
NOVAGOLD RES INC               COM NEW        66987E206  $ 4,281    300,000  SH         SOLE          300,000
PETROHAWK ENERGY CORP          COM            716495106  $ 2,738    150,000  SH         SOLE          150,000
PRIDE INTL INC DEL             COM            74153Q102  $ 6,600    200,000  SH         SOLE          200,000
QUCIKSILVER RESOURCES INC      COM            74837R104  $ 4,422    300,000  SH         SOLE          300,000
SMURFIT-STONE CONTAINER CORP   COM            83272A104  $ 3,840    150,000  SH         SOLE          150,000
TYCO ELECTRONICS LTD SWITZER   SHS            H8912P106  $ 7,080    200,000  SH         SOLE          200,000
VODAFONE GROUP PLC NEW         SPONS ADR NEW  92857W209  $ 5,288    200,000  SH         SOLE          200,000
GRACE W R & CO DEL NEW         COM            38388F108  $ 3,513    100,000  SH         SOLE          100,000
BP PLC                         SPONSORED ADR  055622104  $22,085    500,000  SH   CALL  SOLE          500,000
GENZYME CORP                   COM            372917104  $12,460    175,000  SH   CALL  SOLE          175,000
MASSEY ENERGY COMPANY          COM            576206106  $26,825    500,000  SH   CALL  SOLE          500,000
POTASH CORP SASK INC           COM            73755L107  $15,483    100,000  SH   CALL  SOLE          100,000
ISHARES TR                     RUSSELL 2000   646287655  $78,240  1,000,000  SH   PUT   SOLE        1,000,000
LORILLARD INC                  COM            544147101  $ 8,206    100,000  SH   PUT   SOLE          100,000

Total Fair Market Value
(in thousands)                                           $285,948

